Percentage of Net Revenue and Total Accounts Receivable (Detail)	3 Months Ended			12 Months Ended
	Jun. 30, 2017		Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Sales Revenue, Net | Governmental - Medicare/Medi-Cal
Accounts Receivable And Net Revenue [Line Items]
Concentration Risk, Percentage	72.10%		23.60%	18.80%	29.80%
Sales Revenue, Net | L.A Care
Accounts Receivable And Net Revenue [Line Items]
Concentration Risk, Percentage		[1]	14.50%	13.10%	15.70%
Sales Revenue, Net | Allied Physicians [Member]
Accounts Receivable And Net Revenue [Line Items]
Concentration Risk, Percentage		[1]	14.10%	8.50%	0.00%
Sales Revenue, Net | Health Net
Accounts Receivable And Net Revenue [Line Items]
Concentration Risk, Percentage				6.80%	9.90%
Accounts Receivable | Governmental - Medicare/Medi-Cal
Accounts Receivable And Net Revenue [Line Items]
Concentration Risk, Percentage	28.50%			20.50%	39.30%
Accounts Receivable | Allied Physicians [Member]
Accounts Receivable And Net Revenue [Line Items]
Concentration Risk, Percentage	13.80%			12.80%	15.80%

[1]	Represents less than 10%